UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2010
                                                -----------------------

Check here if Amendment [ ]; Amendment Number:
                                             ------------
   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     Harber Asset Management, LLC
          ------------------------------------------
          666 Fifth Avenue
          ------------------------------------------
          37th Floor
          ------------------------------------------
          New York, NY 10103
          ------------------------------------------

Form 13F File Number:
28-                    12251
                       ---------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Harold W. Berry III
Title:     Managing Member
Phone:     (212) 808-7430

Signature, Place, and Date of Signing:

/s/ Harold W. Berry III             New York, NY         February 14, 2010
----------------------------   ---------------------   ---------------------
      [Signature]                   [City, State]              [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               1
                                           --------------

Form 13F Information Table Entry Total:          60
                                           --------------

Form 13F Information Table Value Total:        83,094
                                           --------------
                                             (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.     Form 13F File Number     Name

     1       28-06273                 Graham Partners, L.P.

                              Title of              Market           SH/   Investment        Other
Name                           Class       CUSIP    Value     Qty    PRN   Discretion       Managers    Shared
Pulse Electronics Corp         COM       74586W106      21    3,882  SH   Shared-Defined        1        3,882
Vodafone Group PLC-SP Adr      COM       92857W209      98    3,700  SH   Shared-Defined        1        3,700
Capitol Federal Financial      COM       14057J101     179   15,000  SH   Shared-Defined        1       15,000
Autobytel Inc                  COM       05275N106     258  300,000  SH   Shared-Defined        1      300,000
SIRIUS SATELLITE SIRI 3.25%
10/15/11                       NOTE      82966UAD5     269  269,000  SH   Shared-Defined        1      269,000
Westell Technologies Inc       COM       957541105     491  150,000  SH   Shared-Defined        1      150,000
Select Medical Corp            COM       81619Q105     548   75,000  SH   Shared-Defined        1       75,000
EXCEED CO LTD                  COM       90212G109     620   75,000  SH   Shared-Defined        1       75,000
CommScope Inc                  COM       203372107     624   20,000  SH   Shared-Defined        1       20,000
Neutral Tandem Inc             COM       64128B108     659   45,000  SH   Shared-Defined        1       45,000
Visa Inc                       COM       92826C839     704   10,000  SH   Shared-Defined        1       10,000
Regal Entertainment Group      COM       758766109     704   60,000  SH   Shared-Defined        1       60,000
Wal-Mart Stores Inc            COM       931142103     809   15,000  SH   Shared-Defined        1       15,000
Diodes Inc                     COM       254543101     810   30,000  SH   Shared-Defined        1       30,000
Xyratex Ltd                    COM       G98268108     816   50,000  SH   Shared-Defined        1       50,000
PepsiCo Inc/NC                 COM       713448108     817   12,500  SH   Shared-Defined        1       12,500
MKS Instruments Inc            COM       55306N104     833   34,000  SH   Shared-Defined        1       34,000
Radvision Ltd                  COM       M81869105     852   95,000  SH   Shared-Defined        1       95,000
WellPoint Inc                  COM       94973V107     851   15,000  SH   Shared-Defined        1       15,000
Lowe's Cos Inc                 COM       548661107     890   35,500  SH   Shared-Defined        1       35,500
Equitable Resources Inc        COM       26884L109     897   20,000  SH   Shared-Defined        1       20,000
Tyson Foods Inc                COM       902494103     913   53,000  SH   Shared-Defined        1       53,000
Monsanto Co                    COM       61166W101     941   13,500  SH   Shared-Defined        1       13,500
Fushi Copperweld Inc           COM       36113E107   1,003  113,000  SH   Shared-Defined        1      113,000
Google Inc                     COM       38259P508   1,010    1,700  SH   Shared-Defined        1        1,700
Arrow Electronics Inc          COM       042735100   1,026   30,000  SH   Shared-Defined        1       30,000
S1 Corp                        COM       78463B101   1,070  155,044  SH   Shared-Defined        1      155,044
Verizon Communications Inc     COM       92343V104   1,073   30,000  SH   Shared-Defined        1       30,000
eBay Inc                       COM       278642103   1,113   40,000  SH   Shared-Defined        1       40,000
Pfizer Inc                     COM       717081103   1,139   65,000  SH   Shared-Defined        1       65,000
Mastercard Inc                 COM       57636Q104   1,177    5,250  SH   Shared-Defined        1        5,250
Flextronics International Ltd  COM       Y2573F102   1,178  150,000  SH   Shared-Defined        1      150,000
Jabil Circuit Inc              COM       466313103   1,205   60,000  SH   Shared-Defined        1       60,000
Cbeyond Inc                    COM       149847105   1,222   80,000  SH   Shared-Defined        1       80,000
Total SA                       COM       89151E109   1,310   24,500  SH   Shared-Defined        1       24,500
Penn Millers Holding Corp      COM       707561106   1,393  105,300  SH   Shared-Defined        1      105,300
Time Warner Inc                COM       887317303   1,415   44,000  SH   Shared-Defined        1       44,000
Symantec Corp                  COM       871503108   1,423   85,000  SH   Shared-Defined        1       85,000
Vishay Intertechnology Inc     COM       928298108   1,455   99,100  SH   Shared-Defined        1       99,100
Celestica Inc                  COM       15101Q108   1,455  150,000  SH   Shared-Defined        1      150,000
Sysco Corp                     COM       871829107   1,455   49,500  SH   Shared-Defined        1       49,500
Computer Associates            COM       12673P105   1,662   68,000  SH   Shared-Defined        1       68,000
Shoretel Inc                   COM       825211105   1,757  225,000  SH   Shared-Defined        1      225,000
Viacom Inc                     COM       92553P201   1,763   44,500  SH   Shared-Defined        1       44,500
Spartech Corp                  COM       847220209   1,778  190,000  SH   Shared-Defined        1      190,000
Alcatel-Lucent                 Spon ADR  013904305   1,806  610,000  SH   Shared-Defined        1      610,000
Kindred Healthcare Inc         COM       494580103   1,819   99,000  SH   Shared-Defined        1       99,000
General Motors Corp 4.75%      COM       37045V209   1,840   34,000  SH   Shared-Defined        1       34,000
Masco Corp                     COM       574599106   1,867  147,500  SH   Shared-Defined        1      147,500
Tekelec                        COM       879101103  21,120  178,000  SH   Shared-Defined        1      178,000
Intel Corp                     COM       458140100   2,156  102,500  SH   Shared-Defined        1      102,500
Fiserv Inc                     COM       337738108   2,196   37,500  SH   Shared-Defined        1       37,500
Entegris Inc                   COM       29362U104   2,353  315,000  SH   Shared-Defined        1      315,000
Monolithic Power Systems Inc   COM       609839105   2,453  148,500  SH   Shared-Defined        1      148,500
Mac-gray Corp                  COM       554153106   2,610  174,600  SH   Shared-Defined        1      174,600
Microsoft Corp                 COM       594918104   2,931  105,000  SH   Shared-Defined        1      105,000
Cisco Systems Inc              COM       17275R102   3,035  150,000  SH   Shared-Defined        1      150,000
CGI GROUP INC - CL A           COM       39945C109   3,619  210,000  SH   Shared-Defined        1      210,000
Rent-A-Center Inc/TX           COM       76009N100   3,938  122,000  SH   Shared-Defined        1      122,000
Hewlett-Packard Co             COM       428236103   4,673  111,000  SH   Shared-Defined        1      111,000